UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: March 31, 2001

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry75
Form 13F Information Table Value$147756




Value
Investment

Security
Class
Cusip
X $1000
Discretion
Sole
Abbott Laboratories
COM
002824100
297
6300SOLE
6300
Abercrombie & Fitch
COM
002896207
1312
40200SOLE
40200
Ace Ltd Ord
COM
G0070K103
5606
152515SOLE
152515
Aes Corp Com
COM
00130h105
4314
86341SOLE
86341
Agilent Technologies
COM
00846u101
1811
58940SOLE
58940
American Express
COM
025816109
794
19229SOLE
19229
American Home Products
COM
026609107
3884
66116SOLE
66116
American Intl Group Inc.
COM
026874107
527
6545SOLE
6545
Amgen
COM
031162100
4293
71319SOLE
71319
AOL Time Warner, Inc.
COM
02364J104
656
16343SOLE
16343
Apogent Technologies Inc
COM
03760A101
748
37150SOLE
37150
Applied Materials
COM
038222105
3826
87950SOLE
87950
AT&T Corp.
COM
001957109
555
26109SOLE
26109
Bankamerica Corp. New
COM
060505104
457
8341SOLE
8341
Baxter Int'l
COM
071813109
1402
14900SOLE
14900
Bristol Myers/Squibb
COM
110122108
859
14467SOLE
14467
Capital One Financial
COM
14040H105
1160
20900SOLE
20900
Cardinal Health Inc.
COM
14149Y108
1300
13436SOLE
13436
Caremark RX Inc
COM
141705103
386
29564SOLE
29564
Carnival Cruise Class A
COM
143658102
1018
36800SOLE
36800
Check Point Software
COM
M22465104
1391
29278SOLE
29278
Cisco Systems
COM
17275R102
1709
108110SOLE
108110
Citigroup
COM
172967101
2529
56358SOLE
56358
Concord Computing
COM
206197105
1257
30850SOLE
30850
Convergys Corp Com
COM
212485106
3071
85150SOLE
85150
Costco Wholesale Corporation
COM
22160K105
1727
44000SOLE
44000
Dollar Gen Corp Com
COM
256669102
323
15838SOLE
15838
Elan Corp PLC ADR F
ADR
284131208
12224
233949SOLE
233949
EMC Corp - Mass
COM
268648102
2650
90145SOLE
90145
Exxon Mobil Corporation
COM
30231g102
727
8980SOLE
8980
Flextronics Int'l
COM
Y2573F102
415
27690SOLE
27690
General Electric
COM
369604103
9485
226600SOLE
226600
Golden State Bancorp
COM
381197102
3131
112300SOLE
112300
Harcourt General Inc.
COM
41163G101
5788
103970SOLE
103970
Harrah's Entertainment
COM
413619107
802
27300SOLE
27300
Health Management Cl A
COM
421933102
550
35400SOLE
35400
Home Depot
COM
437076102
3856
89475SOLE
89475
IBM
COM
459200101
310
3220SOLE
3220
Impath Inc.
COM
45255g101
394
8500SOLE
8500
Intel Corp
COM
458140100
8367
317981SOLE
317981
JDS Uniphase Corp Com
COM
46612J101
550
29817SOLE
29817
Johnson & Johnson
COM
478160104
814
9302SOLE
9302
Limited Inc.
COM
532716107
1183
75700SOLE
75700
Lowes Companies
COM
548661107
1947
33350SOLE
33350
Marsh & Mclennan Companies
COM
571748102
463
4870SOLE
4870
MBNA Corporation
COM
55262L100
2208
66919SOLE
66919
Mcgraw Hill Co.
COM
580645109
816
13680SOLE
13680
Mellon Financial Corp.
COM
58551a108
363
8970SOLE
8970
Merck & Co.
COM
589331107
3516
46323SOLE
46323
Microsoft
COM
594918104
2458
44943SOLE
44943
Nokia Corp Adr 'A'
ADR
654902204
4278
178251SOLE
178251
Pfizer Inc.
COM
717081103
862
21053SOLE
21053
Pinnacle West Cap Corp.
COM
723484101
908
19850SOLE
19850
Readers Digest
COM
755267101
309
11275SOLE
11275
Royal Dutch
COM
780257804
873
15754SOLE
15754
Safeway Inc.
COM
786514208
358
6500SOLE
6500
Sanmina Corp Com
COM
800907107
1403
71950SOLE
71950
SBC Communications
COM
78387G103
615
13789SOLE
13789
Schering Plough
COM
806605101
296
8115SOLE
8115
Schlumberger Ltd
COM
806857108
2542
44125SOLE
44125
Sea Containers Ltd Cl A
COM
811371707
438
24000SOLE
24000
Stryker Corp.
COM
863667101
524
10025SOLE
10025
Sun Microsystems
COM
866810104
1087
71310SOLE
71310
Sybron Dental Specialties
COM

397
18882SOLE
18882
Tenet Healthcare
COM
88033G100
2649
60200SOLE
60200
Total Fina SA Spon ADR
ADR
89151E109
282
4150SOLE
4150
Tyco International
COM
902124106
3720
86059SOLE
86059
United Parcel Service Cl B
COM
911312106
700
12300SOLE
12300
United Technologies
COM
913017109
6544
89336SOLE
89336
Univision Comm. Cl A
COM
914906102
4759
124704SOLE
124704
Veritas
COM
923436109
259
5625SOLE
5625
Verizon Communications
COM
92343V104
280
5686SOLE
5686
Washington Mut Inc Com
COM
939322103
1662
30350SOLE
30350
Waste Management
COM
94106L109
662
26900SOLE
26900
Xilinx Inc.
COM
983919101
1120
31900SOLE
31900



147756